Condensed Interim Statements of Changes in (Deficiency) Equity - CAD ($)	Total	Number of Common Shares	Share Based Payment Reserve Member	Investment Revaluation Reserve Member	Share Warrant Reserve Member	Retained Earnings (Accumulated Deficit)
Balance, shares at Mar. 31, 2023		186,602,894
Balance, amount at Mar. 31, 2023	$ (465,445)	$ 65,228,921	$ 2,650,490	$ (1,495,692)	$ 3,135,098	$ (69,984,262)
Statement [Line Items]
Net loss for the period	(404,996)	0	0	0	0	(404,996)
Other comprehensive loss for the period	(56,942)	0	0	(56,942)	0	0
Total comprehensive loss	(461,938)	0	0	(56,942)	0	(404,996)
Equity-settled share-based compensation	26,758	0	26,758	0	0	0
Balance, amount at Jun. 30, 2023	(900,625)	$ 65,228,921	2,677,248	(1,552,634)	3,135,098	(70,389,258)
Balance, shares at Jun. 30, 2023		186,602,894
Balance, shares at Mar. 31, 2024		211,702,894
Balance, amount at Mar. 31, 2024	1,826,367	$ 67,236,421	3,075,950	(1,593,390)	3,135,098	(70,027,712)
Statement [Line Items]
Net loss for the period	(822,799)	0	0	0	0	(822,799)
Other comprehensive loss for the period	(4,752)	0	0	(4,752)	0	0
Total comprehensive loss	(822,878)	0	0	(4,752)	0	(818,126)
Equity-settled share-based compensation	65,184	0	65,184	0	0	0
Balance, amount at Jun. 30, 2024	$ 1,064,000	$ 67,236,421	$ 3,141,134	$ (1,598,142)	$ 3,135,098	$ (70,850,511)
Balance, shares at Jun. 30, 2024		211,702,894